Balance Sheet	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 1,178,377
Prepaid expenses	118,525
Total Current Assets	1,296,902
Marketable securities held in trust account	414,228,281
Total Assets	415,525,183
Current liabilities
Accrued expenses	1,631,390
Income taxes payable	10,070
Total Current Liabilities	1,641,460
FPA Liability	4,225,000
Warrant liability	53,594,000
Deferred underwriting fee payable	14,490,000
Total Liabilities	73,950,460
Commitments and contingencies
Class A common stock subject to possible redemption, 33,657,472 shares at $10.00 per share redemption value	336,574,720
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock	774
Additional paid-in capital	32,234,102
Accumulated deficit	(27,235,908)
Total Stockholders' Equity	5,000,003
Total Liabilities and Stockholders' Equity	415,525,183
Common Class A
Current liabilities
Class A common stock subject to possible redemption, 33,657,472 shares at $10.00 per share redemption value	336,574,720
Stockholders' Equity
Common stock	774
Total Stockholders' Equity	774
Common Class B
Stockholders' Equity
Common stock	1,035
Total Stockholders' Equity	$ 1,035